DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, Liquidity, Capital Resources and Going Concern (Details) - Learn CW Investment Corporation - USD ($)				6 Months Ended		12 Months Ended
	Jun. 28, 2024	Mar. 19, 2024	May 05, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jul. 19, 2026	Dec. 29, 2023	May 03, 2022	Oct. 13, 2021
Subsidiary, Sale of Stock [Line Items]
Assets Held in Trust Account				$ 101,592,732		$ 100,304,232	$ 235,578,275
Cash				205,454		116,234	748,857
Amount drawn				1,734,192	$ 0	1,445,000	1,050,000
Outstanding loan amount				$ 3,800,000		$ 2,439,000	1,050,000
Units, number of securities called by units											1
Initial Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Units, number of securities called by units											1
Public Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Units, number of securities called by units						0.2					0.2
Public Warrants [Member] | Initial Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Units, number of securities called by units											0.5
Investor [Member] | Working Capital Loans [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from Issuance of Common Stock	$ 3,800,000	$ 3,050,000
Unsecured loan									$ 2,487,000	$ 1,050,000
Maximum amount of convertible loans	3,800,000	3,050,000							$ 2,487,000
Amount drawn			$ 1,050,000
Outstanding loan amount	$ 3,800,000					$ 2,439,000	$ 1,050,000
Investor [Member] | Working Capital Loans [Member] | Subsequent event
Subsidiary, Sale of Stock [Line Items]
Maximum amount of convertible loans		3,050,000						$ 3,050,000
Outstanding loan amount		$ 3,050,000